Document and Entity Information	Jul. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2024
Entity File Number	333-270496
Entity Registrant Name	BV Financial, Inc.
Entity Central Index Key	0001302387
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	14-1920944
Entity Address, Address Line One	7114 North Point Road
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21219
City Area Code	410
Local Phone Number	477-5000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BVFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false